3. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Stock based compensation	$ 143,000	$ 96,000	$ 493,000	$ 347,000
Unrecognized compensation cost	$ 1.6		$ 1.6